Financial Risk Management Objectives and Policies - Schedule of Nominal Foreign Exchange Exposure (Parenthetical) (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
US dollar exposure on Loans	R$ 465,181
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Working capital loans	2,158,933
Total debt	R$ 314,500